OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

May 4, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Variable Account Funds (the “Registrant”) Reg. No. 2-93177; File No. 811-04108

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 26, 2018.

Sincerely,
/s/ Amy Shapiro
Amy Shapiro Vice President & Associate General Counsel 212.323.5922 ashapiro@ofiglobal.com

cc:	Ropes & Gray LLP Taylor Edwards, Esq.